Sale of Assets - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2010
Discontinued Operations and Disposal Groups [Abstract]
Proceeds from sale of assets	$ 1.0
Fixed interest rate	5.00%